Long-Term Indebtedness	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Long-Term Indebtedness

10. LONG-TERM INDEBTEDNESS

Long-term indebtedness as of March 31, 2010 and 2011 consists of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥20,000	$240,964
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	602,409
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	180,723
0.57%, straight bonds, payable in yen, due June 2015	—	40,000	481,927
0.88%, straight bonds, payable in yen, due June 2017	—	20,000	240,964
1.30%, straight bonds, payable in yen, due December 2010 issued by a consolidated subsidiary	9,999	—	—
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	23,863	2,677	32,253
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	8,593	1,941	23,386
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	421,687
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	240,964
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	—	20,000	240,964
Euro Yen Zero Coupon Convertible Bonds, due December 2011	55,092	2,221	26,759

Total bonds	237,547	226,839	2,733,000

Unsecured loans-
Banks and insurance companies, 1.11% weighted average, due through 2017	360,940	331,941	3,999,289

Secured loans-
Banks, insurance companies and other financial institution, 0.01% weighted average, due through 2014	7,252	633	7,627

Long-term indebtedness caused by lease transactions (see Note 4)	—	28,754	346,434

Capital lease obligations (see Note 2(j))	2,965	2,351	28,325

Total	608,704	590,518	7,114,675
Fair value adjustment (see Note 15)	40	—	—
Less - Current maturities included in current liabilities	(94,026)	(111,096)	(1,338,506)

	¥514,718	¥479,422	$5,776,169

Secured loans are collateralized by land, buildings and lease receivables with book values of ¥13,703 million ($165,096 thousand) and ¥720 million ($8,675 thousand) as of March 31, 2010 and 2011.

All bonds outstanding as of March 31, 2011 are redeemable at the option of Ricoh under certain conditions as provided in the applicable agreements.

Bonds are subject to certain covenants such as restrictions on certain additional secured indebtedness, as defined in the agreements. Ricoh was in compliance with such covenants as of March 31, 2011.

The Company issued Euro Yen Zero Coupon Convertible Bonds of ¥55,275 million in December 2006. Bondholders are able to convert their holdings into common stock under certain circumstances. As of March 31, 2011, the conversion price was ¥2,800 per share and 793 thousand shares would have been issued on conversion of all convertible bonds. The conversion price shall be adjusted for certain events such as a stock split, consolidation of stock or issuance of stock at less than the current market price of the shares. The bonds were redeemed partially before maturity in December 2010, because the holders of the bonds have exercised the put option granted.

As is customary in Japan, substantially all of the bank borrowings are subject to general agreements with each bank which provide, among other things, that the banks may request additional security for these loans if there is reasonable and probable cause and may treat any security furnished to the banks as well as cash deposited as security for all present and future indebtedness. Ricoh has never been requested to submit such additional security with respect to any material borrowings.

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2011 are as follows:

Years ending March 31	Millions of Yen
2012	¥111,096
2013	67,979
2014	177,970
2015	100,306
2016	80,142
2017 and thereafter	53,025

Total	¥590,518